Expense Example - Western Asset High Yield Fund	Sep. 30, 2020 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	944
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	381
Expense Example, with Redemption, 10 Years	856
CLASS A
Expense Example:
Expense Example, with Redemption, 1 Year	527
Expense Example, with Redemption, 3 Years	743
Expense Example, with Redemption, 5 Years	976
Expense Example, with Redemption, 10 Years	1,643
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	567
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	2,116
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	497
Expense Example, with Redemption, 5 Years	886
Expense Example, with Redemption, 10 Years	1,976
Class A2
Expense Example:
Expense Example, with Redemption, 1 Year	523
Expense Example, with Redemption, 3 Years	731
Expense Example, with Redemption, 5 Years	955
Expense Example, with Redemption, 10 Years	$ 1,600